Summary of Significant Accounting Policies (Details) - Schedule of diluted net loss per share - FaZe Clan Inc. [Member] - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Warrants	292,700	292,700	292,790	292,790
Stock options			5,340,000	5,765,000
Convertible preferred stock	22,197		3,237,800	3,237,800
Total potentially dilutive common stock equivalents	12,495,272	9,295,500	8,870,590	9,295,590